Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2014 USD ($)
Cash flows from operating activities
Net income | $	$ 4,273		$ 6,190		$ 1,376
Changes in operating assets and liabilities:
Prepaid expenses and other current assets | $	261		152		(761)
Accrued payroll and employee benefits | $	110		923		608
Other accrued liabilities | $	(211)		399		185
Net cash provided by operating activities | $	2,166		5,699		(1,082)
Cash flows from financing activities
Dividends paid | $	(1,588)		(1,112)		(2,248)
Repurchase of common stock | $					(308)		$ (2,513)
Net cash used in financing activities | $	(1,588)		(1,112)		(2,556)
Net (decrease) increase in cash and cash equivalents | $	(821)		7,114		(3,918)
Cash and cash equivalents, beginning of year | $	15,192		8,078		11,996
Cash and cash equivalents, end of year | $	$ 14,371		$ 15,192		$ 8,078
Parent Company [Member]
Cash flows from operating activities
Net income		¥ 4,273		¥ 6,190		¥ 1,376
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings of subsidiaries		(5,778)		(7,586)		(3,211)
Depreciation						17
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		17		(28)		46
Amounts due from subsidiaries		3,355		2,625		3,841
Accrued payroll and employee benefits		(2)		2		362
Other accrued liabilities		30		(6)		5
Net cash provided by operating activities		1,895		1,197		2,436
Cash flows from financing activities
Dividends paid		(1,588)		(1,112)		(2,248)
Repurchase of common stock						(308)
Net cash used in financing activities		(1,588)		(1,112)		(2,556)
Net (decrease) increase in cash and cash equivalents		307		85		(120)
Cash and cash equivalents, beginning of year		259		174		294
Cash and cash equivalents, end of year		¥ 566		¥ 259		¥ 174